Gains and Losses Recorded in Consolidated Statement of Income Related to Client Related and Trading Derivative Financial Instruments (Detail) (Client Related and Trading, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 257.1	$ 217.7	$ 330.4
Foreign Exchange Contracts | Foreign Exchange Trading Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	244.4	206.1	324.5
Interest Rate Contracts | Security Commissions and Trading Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivative Gain/(Loss) Recognized in Income	$ 12.7	$ 11.6	$ 5.9